Net (Loss) Income Per Share	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Net Loss Per Share	Net (Loss) Income Per Share

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	$	$	$	$
Net (loss) income attributable to the shareholders of Teekay Corporation - basic	(1,844)	21,723	28,107	(28,082)
Increase in net earnings for interest expense recognized during the period relating to Convertible Notes	—	—	3,188	—
Reduction in net earnings due to dilutive impact of stock- based awards in Teekay LNG and Teekay Tankers	—	—	(87)	—
Net (loss) income attributable to the shareholders of Teekay Corporation - diluted	(1,844)	21,723	31,208	(28,082)

Weighted average number of common shares	101,330,151	101,107,362	101,248,493	100,997,456
Dilutive effect of Convertible Notes	—	—	9,588,378	—
Dilutive effect of stock-based awards	—	89,021	724,801	—
Common stock and common stock equivalents	101,330,151	101,196,383	111,561,672	100,997,456
Income (loss) per common share
- Basic	(0.02)	0.21	0.28	(0.28)
- Diluted	(0.02)	0.21	0.28	(0.28)

Prior to January 1, 2021, the Company used the treasury stock method to determine the dilutive impact of the Convertible Notes (see Note 9) when calculating diluted earnings per share. Upon adoption of ASU 2020-06 on January 1, 2021, the Company changed to the if-converted method to determine any potential dilutive impact of the Convertible Notes on diluted earnings per share (see Note 2). The dilutive impact of the conversion feature on the Convertible Notes is determined using an assumed conversion date equal to the beginning of the reporting period.

Stock-based awards and the conversion feature on the Convertible Notes that have an anti-dilutive effect on the calculation of diluted loss per common share are excluded from this calculation. For both the three and six months ended June 30, 2021, 5.5 million shares of Common Stock from stock-based awards and the conversion feature on the Convertible Notes (three and six months ended June 30, 2020 - 6.0 million) were excluded from the computation of diluted earnings per common share for these periods, as including them would have had an anti-dilutive impact.